Operating Assets and Liabilities - Deferred Revenue (Details) kr in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2020 DKK (kr)	Jul. 31, 2020 USD ($)	Dec. 31, 2024 DKK (kr)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2020 DKK (kr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current deferred revenue			kr 480	kr 480
Current contract liabilities			24	33
Upfront payment recognized			21,526	16,474	kr 14,505
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue at January 1			513	513
Payment received				0
Revenue recognized during the year			(9)
Total at December 31			504	513	kr 513
Non-current deferred revenue			480	480
Current contract liabilities			kr 24	kr 33
Upfront payment	kr 4,911	$ 750
Upfront payment recognized						kr 4,398